T. ROWE PRICE Retirement 2060 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  25,014 8,419 2,445 3,925,349 31,835
U.S. Treasury Long-Term Index
Fund  15,885 1,676 1,671 2,298,180 17,029
International Bond Fund (USD
Hedged)  8,637 3,012 893 1,259,144 10,866
Dynamic Global Bond Fund  4,865 1,671 599 775,262 5,807
Limited Duration Inflation Focused
Bond Fund  588 26 — 129,735 610
Total Bond Funds (Cost $68,717) 66,147
EQUITY FUNDS 98.3%
T. Rowe Price Funds:
Value Fund  907,230 198,934 73,198 21,932,529 1,158,257
Growth Stock Fund  864,333 305,881 77,922 10,079,245 1,043,706
International Value Equity Fund  511,011 56,905 63,248 24,199,772 644,198
Equity Index 500 Fund  583,709 71,855 108,716 3,438,288 614,835
U.S. Large-Cap Core Fund  600,938 98,426 118,420 13,724,934 611,034
Overseas Stock Fund  480,821 48,759 48,577 32,922,242 586,016
Real Assets Fund  372,074 53,476 86,883 22,586,997 474,101
International Stock Fund  405,810 76,993 36,565 20,574,024 463,739
Emerging Markets Discovery Stock
Fund  168,880 23,314 23,541 11,221,664 234,084
Mid-Cap Value Fund  191,187 24,113 16,286 6,424,420 228,966
Emerging Markets Stock Fund  147,008 16,978 15,708 4,154,338 209,960
Mid-Cap Growth Fund  207,639 27,302 34,596 2,062,891 208,826
New Horizons Fund (2) 81,604 49,716 9,771 2,259,135 129,064
Small-Cap Value Fund  114,497 20,880 23,101 2,250,722 125,365
Small-Cap Stock Fund  105,904 15,725 10,833 2,009,659 125,162
Total Equity Funds (Cost $5,147,270) 6,857,313
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  657 131,330 131,282 7,192 695
Total Other Mutual Funds (Cost $698) 695
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 21,654 272,727 246,987 47,393,752 47,394

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 6,000,000 5,956
Total Short-Term Investments (Cost $53,349) 53,350
Total Investments in Securities 100.0%
(Cost $5,270,034) $ 6,977,505
Other Assets Less Liabilities (0.0)% (2,852)
Net Assets 100.0% $ 6,974,653
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2060 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 272 MSCI EAFE Index contracts 3/26 (43,045) $ (1,813)
Short, 105 Russell 2000 E-Mini Index contracts 3/26 (13,832) (396)
Long, 118 S&P 500 E-Mini Index contracts 3/26 40,645 (212)
Net payments (receipts) of variation margin to date 2,589
Variation margin receivable (payable) on open futures contracts $ 168

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (14) $ (130) $ 180
Emerging Markets Discovery Stock Fund  2,972 65,431 10,687
Emerging Markets Stock Fund  246 61,682 3,543
Equity Index 500 Fund  27,974 67,987 5,888
Growth Stock Fund  128,407 (48,586) 1,098
International Bond Fund (USD Hedged)  (14) 110 298
International Stock Fund  31,176 17,501 12,894
International Value Equity Fund  9,798 139,530 19,082
Limited Duration Inflation Focused Bond Fund  — (4) 26
Mid-Cap Growth Fund  10,844 8,481 1,509
Mid-Cap Value Fund  8,896 29,952 4,368
New Horizons Fund  10,611 7,515 —
New Income Fund  (82) 847 987
Overseas Stock Fund  5,759 105,013 15,029
Real Assets Fund  10,128 135,434 16,223
Small-Cap Stock Fund  8,382 14,366 855
Small-Cap Value Fund  12,128 13,089 1,861
Transition Fund  (375) (10) 63
U.S. Large-Cap Core Fund  50,039 30,090 6,945
U.S. Treasury Long-Term Index Fund  (253) 1,139 511
Value Fund  43,474 125,291 16,095
U.S. Treasury Money Fund, 3.76% — — 866
Totals $ 360,096# $ 774,728 $ 119,008+
# Capital gain distributions from underlying Price funds represented $284,406 of the net realized gain (loss).
+ Investment income comprised $119,008 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Porfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2060 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2060 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2060 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 66,147 $ — $ — $ 66,147
Other Mutual Funds 695 — — 695
Equity Funds 6,857,313 — — 6,857,313
Short-Term Investments 47,394 5,956 — 53,350
Total $ 6,971,549 $ 5,956 $ — $ 6,977,505
Liabilities
Futures Contracts* $ 2,421 $ — $ — $ 2,421
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2060 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F144-054Q3 02/26